Short-Term Debts	12 Months Ended
Dec. 31, 2022
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

11. SHORT-TERM DEBTS

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Short-term bank and other borrowings (i)	5,900	5,000	725
Convertible loan (“CL”) (ii)	27,859	15	2
Total	33,759	5,015	727

(i) The short-term borrowing as of December 31, 2022 consisted of a RMB5,000 borrowing that had a fixed annual interest rate of 3.6% and due on October 12, 2023. The short-term borrowing as of December 31, 2021 consisted of a RMB5,900 borrowing with fixed annual interest rates of 4.35%, which was fully repaid in fiscal 2022. The Group pledged certain properties with carrying value of RMB11,325 (US$1,642) and Dr. Yu guaranteed the loan. Interest expense recognized for short-term borrowings for the years ended December 31, 2020, 2021 and 2022 were RMB728, RMB238 and RMB236 (US$34), respectively.

(ii) On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of RMB1,689 to EMA Financial, LLC. (“EMC”). The convertible loans were originally due in nine months and bear interest of 10% per annum if the conversion feature is not triggered. The convertible loans are ultimately guaranteed by the Founder’s personal assets. The Group has elected to recognize the convertible loans at fair value and therefore there was no further evaluation of embedded features for bifurcation. The loan was fully converted into 54,642 shares on February 17, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB2,283.

On February 5, 2021, the Group issued convertible loans with an aggregate principal amount of RMB12,745 to four investors consisting of Heng Zhang (“HZ”), Jie Wang, Hongyu Wang and Layette Holdings Inc. The convertible loans were originally due in one year and bear interest of 0% per annum if the conversion feature was not triggered. Pursuant to the convertible loan agreements, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1. The Group has elected to recognize the convertible loans at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible loans were fully converted into 563,800 shares (refer to Note 14) on June 21, 2021. The fair value of convertible loans immediately prior to conversion was assessed at RMB16,176.

On May 31, 2021, the Company issued a convertible note in the principal amount of RMB4,479 to Ascent Investor Relations Inc., (“Ascent”) for public relations services rendered (the “Ascent convertible note”). The convertible note was originally due in one year and bears interest of 0% per annum if the conversion feature was not triggered. Pursuant to the convertible note agreement, the conversion price is the lower of (i) US$15 or (ii) the lower of 82% of the closing bid price or 80% of volume weighted average price (VWAP) of the Company’s ADSs during the ten consecutive trading days immediately preceding conversion, but not lower than a Floor Price of US$1. Due to the significant drop in ADS market price in 2022, the note holder and the Company renegotiated the Floor Price. On February 5, 2022, the Company entered into an amendment agreement, pursuant to which the Floor Price was reduced to US$0.10 per Class A Ordinary Share. The Company elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible note was fully converted into 3,232,397 Class A ordinary shares (refer to Note 14) by April 27, 2022. The fair value of the convertible note immediately prior to conversion was assessed at RMB5,502.

On July 22, 2021, the Company issued convertible debentures (the “Convertible Debentures”) to certain investors in a registered direct offering in an aggregate principal amount of US$3,014 (RMB 20,788) for the discounted price of US$2,740 (RMB 18,898). The Convertible Debentures were originally due in one year and bear interest of 0% per annum if the conversion feature is not triggered. Pursuant to the agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bid price or 80% of VWAP of the Company’s ADSs during the ten consecutive trading days immediately preceding conversion, but not lower than a Floor Price of US$1 (the “floor price”). Due to significant drop of the ADS market price in 2022, the debenture holders and the Company renegotiated the Floor Price. On February 5, 2022, the Company entered into an amendment agreement, pursuant to which the Floor Price was reduced to US$0.10 per Class A Ordinary Share. The Company has elected to recognize the Convertible Debentures at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Convertible Debentures were partially converted into 114,234 shares (refer to Note 14) on December 10, 2021. The fair value of the Convertible Debentures loan immediately prior to conversion was assessed at RMB1,321. Substantially all of the remaining outstanding Convertible Debentures were converted into 4,842,197 Class A ordinary shares (refer to Note 14) on March 16, 2022. The fair value of the Convertible Debentures on March 16, 2022 immediately prior to conversion was assessed at RMB22,237. As of December 31, 2022, the fair value of the outstanding balance of the Convertible Debentures was RMB15 (US$2).

For the years ended December 31, 2020, 2021 and 2022, due to change in fair value of the convertible loans, the Group recognized unrealized income of RMB6,630, unrealized losses of RMB9,073 and unrealized income of RMB144 (US$21), respectively, in other expense. Interest expense recognized for convertible loans for the years ended December 31, 2020, 2021 and 2022 were RMB451, RMB3,797 and Nil, respectively.

The weighted average interest rate for the years ended December 31, 2020, 2021 and 2022 were 8.40%, 3.97% and 2.77%, respectively.